Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 4,242		$ 11,295		$ 12,697	$ 61,525		$ 94,869	$ 152,780
Accounts receivable, net	93,972		104,498			100,888
Inventories	154,849		137,687			131,467
Assets held for sale	0		50			24,867
Prepaid expenses and other assets	12,579		20,621			4,026
Current assets	265,642		274,151			322,773
Property, plant, and equipment, net	722,063		742,946			793,031
Intangibles and other assets, net(1)	75,094		81,455			93,127
Total assets	1,062,799		1,098,552			1,208,931
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	95,718		88,412			92,079
Accrued liabilities	73,004		122,335			120,180
Liabilities related to assets held for sale			0			176
Current maturities of long-term debt	13,310		13,310			8,501
Current liabilities	182,032		224,057			220,936
Long-term debt	1,332,858		1,235,167			1,248,458
Other long-term liabilities	55,158		56,599			61,223
Liabilities and Equity	1,062,799		1,098,552			1,208,931
VERSO PAPER HOLDINGS LLC
ASSETS
Cash and cash equivalents	4,242		11,240		12,642	61,470		94,795	152,706
Accounts receivable, net	94,097		104,624			101,014
Inventories	154,849		137,687			131,467
Assets held for sale	0		50			24,867
Prepaid expenses and other assets	12,579		20,621			3,996
Current assets	265,767		274,222			322,814
Property, plant, and equipment, net	722,063		742,946			793,031
Intangibles and other assets, net(1)	98,399	[1]	104,760	[1],[2]		116,432	[2]
Total assets	1,086,229		1,121,928			1,232,277
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	95,718		88,412			92,079
Accrued liabilities	73,095		122,435			119,121
Liabilities related to assets held for sale			0			176
Current maturities of long-term debt	13,310		13,310			0
Current liabilities	182,123		224,157			211,376
Long-term debt	1,356,163	[3]	1,258,472	[3]		1,187,052	[3]
Other long-term liabilities	48,985		50,425			54,448
Member's (deficit) equity	(501,042)		(411,126)		(352,103)	(220,599)		(61,184)	71,417
Liabilities and Equity	1,086,229		1,121,928			1,232,277
VERSO PAPER HOLDINGS LLC | Parent Issuer
ASSETS
Cash and cash equivalents			0			0
Intercompany/affiliate receivable	1,398,752		1,335,323			1,251,788
Investment in subsidiaries	527,655		439,125	[4]		253,714
Total assets	1,398,752		1,335,323			998,074
LIABILITIES AND MEMBER'S EQUITY
Accrued liabilities	25,971		58,847			54,926
Current maturities of long-term debt	13,310		13,310
Current liabilities	39,281		72,157			54,926
Loan from Verso Paper Finance Holdings LLC			0
Long-term debt	1,332,858	[3]	1,235,167	[3]		1,163,747	[3]
Other long-term liabilities			0
Member's (deficit) equity	(501,042)		(411,126)			(220,599)
Liabilities and Equity	1,398,752		1,335,323			998,074
VERSO PAPER HOLDINGS LLC | Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	4,232		11,230		12,625	61,453		94,722	152,702
Accounts receivable, net	94,097		104,624			101,014
Inventories	154,849		137,687			131,467
Assets held for sale	0		50			24,867
Prepaid expenses and other assets	12,574		20,616			3,989
Current assets	265,752		274,207			322,790
Property, plant, and equipment, net	703,448		724,063			773,074
Intercompany/affiliate receivable	1,434		1,393			1,401
Investment in subsidiaries	12,447		12,124	[4]		11,183
Intangibles and other assets, net(1)	97,077	[1]	103,424	[1],[2]		115,222	[2]
Total assets	1,067,711		1,103,087			1,201,304
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	95,703		88,397			92,056
Accrued liabilities	46,998		63,462			64,069
Liabilities related to assets held for sale						176
Current liabilities	142,701		151,859			156,301
Loan from Verso Paper Finance Holdings LLC	1,398,752		1,335,323			1,251,788
Long-term debt			0
Other long-term liabilities	41,062		42,502			46,525
Member's (deficit) equity	(527,251)		(438,721)			(253,310)
Liabilities and Equity	1,067,711		1,103,087			1,201,304
VERSO PAPER HOLDINGS LLC | Non-Guarantor Subsidiary
ASSETS
Cash and cash equivalents			0					0
Inventories
Property, plant, and equipment, net	18,903		19,171			20,246
Intercompany/affiliate receivable
Intangibles and other assets, net(1)	1,237	[1]	1,251	[1],[2]		1,125	[2]
Total assets	20,140		20,422			21,371
LIABILITIES AND MEMBER'S EQUITY
Accounts payable						7
Accrued liabilities			0
Current liabilities			0			7
Loan from Verso Paper Finance Holdings LLC	32,587		32,546			32,547
Long-term debt			0
Other long-term liabilities			0
Member's (deficit) equity	(12,447)		(12,124)			(11,183)
Liabilities and Equity	20,140		20,422			21,371
VERSO PAPER HOLDINGS LLC | Non-Guarantor Affiliate
ASSETS
Cash and cash equivalents	10		10		17	17		73	4
Prepaid expenses and other assets	5		5			7
Current assets	15		15			24
Intercompany/affiliate receivable	31,153		31,153			31,153
Intangibles and other assets, net(1)	85	[1]	85	[1],[2]		85	[2]
Total assets	31,253		31,253			31,262
LIABILITIES AND MEMBER'S EQUITY
Accounts payable	15		15			23
Accrued liabilities	126		126			126
Current liabilities	141		141			149
Long-term debt	23,305	[3]	23,305	[3]		23,305	[3]
Other long-term liabilities	8,101		8,087			8,032
Member's (deficit) equity	(294)		(280)			(224)
Liabilities and Equity	31,253		31,253			31,262
VERSO PAPER HOLDINGS LLC | Eliminations
ASSETS
Property, plant, and equipment, net	(288)		(288)			(289)
Intercompany/affiliate receivable	(1,431,339)		(1,367,869)			(1,284,342)
Investment in subsidiaries	(540,102)		(451,249)	[4]		(264,897)
Intangibles and other assets, net(1)		[1]	0
Total assets	(1,431,627)		(1,368,157)			(1,019,734)
LIABILITIES AND MEMBER'S EQUITY
Accounts payable						(7)
Accrued liabilities			0
Current liabilities						(7)
Loan from Verso Paper Finance Holdings LLC	(1,431,339)		(1,367,869)			(1,284,335)
Long-term debt			0
Other long-term liabilities	(178)		(164)			(109)
Member's (deficit) equity	539,992		451,125			264,717
Liabilities and Equity	$ (1,431,627)		$ (1,368,157)			$ (1,019,734)

[1]	Intangibles and other assets, net of Guarantor Subsidiaries include $23.3 million of a long-term note receivable from Verso Finance.
[2]	Intangibles and other assets, net of Guarantor Subsidiaries includes $23.3 million of a long-term note receivable from Verso Finance.
[3]	Long-term debt of Non-Guarantor Affiliate is payable to Verso Finance.
[4]	Investment in subsidiaries has been corrected to reflect presentation as a liability in conformity with March 31, 2014 presentation.